FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	£ 553,234
At 31 December	555,934	£ 553,234
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	45	47
Gains recognised in the income statement within other income	(5)	0
Redemptions	(7)	(2)
At 31 December	33	45
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (4)	£ 0